Consolidated Statement of Financial Position ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Non-current assets
Property, plant and equipment	¥ 3,995,744	$ 574,770	¥ 4,197,909
Investment property	4,756	684	5,086
Intangible assets	1,874,824	269,685	1,758,582
Investment in associates	259	37	2,467
Investment in joint ventures	154,703	22,253	151,095
Deferred tax assets	450,882	64,857	398,174
Long-term bank deposits	20,000	2,877	110,000
Right-of-use assets	342,141	49,216	344,814
Capitalized contract cost	197,692	28,437	147,499
Non-current assets	7,041,001	1,012,816	7,115,626
Current assets
Inventories	4,937,755	710,274	5,208,636
Trade and other receivables	7,311,347	1,051,705	7,342,719
Other current assets	16,710	2,404	16,773
Cash and cash equivalents	4,451,489	640,327	4,788,219
Short-term bank deposits	351,567	50,571	357,335
Restricted cash	27,687	3,983	76,001
Current assets	17,096,555	2,459,264	17,789,683
Total assets	24,137,556	3,472,080	24,905,309
Equity
Issued capital	2,081,138	299,362	2,081,138
Statutory reserves	335,735	48,294	309,237
Capital reserves	(4,196)	(604)	30,704
Retained earnings	6,661,264	958,193	6,578,865
Other components of equity	(64,995)	(9,349)	(140,792)
Equity attributable to equity holders of the Company	9,008,946	1,295,896	8,859,152
Non-controlling interests	2,826,118	406,525	2,756,192
Total equity	11,835,064	1,702,421	11,615,344
Non-current liabilities
Loans and borrowings	200,000	28,769	100,000
Lease liabilities	28,208	4,058	13,406
Contract liabilities	77,339	11,125	69,173
Deferred tax liabilities	61,825	8,893	65,544
Deferred grants	476,384	68,526	411,658
Other financial liability	45,950	6,610	0
Other payables	189,366	27,239	188,725
Non-current liabilities	1,079,072	155,220	848,506
Current liabilities
Trade and other payables	8,139,408	1,170,818	9,443,738
Loans and borrowings	2,141,432	308,036	2,103,000
Lease liabilities	31,433	4,521	27,125
Contract liabilities	617,737	88,859	573,259
Provision for taxation	73,296	10,543	41,309
Provision	220,114	31,662	253,028
Current liabilities	11,223,420	1,614,439	12,441,459
Total liabilities	12,302,492	1,769,659	13,289,965
Total equity and liabilities	¥ 24,137,556	$ 3,472,080	¥ 24,905,309